Derivative Instruments - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Collateral posted to counterparty	$ 19,847,000	$ 12,130,000
Deposit Liabilities [Member]
Derivative [Line Items]
Periodic coupon settlement decrease to interest expense	$ 0	$ 4,900,000	$ 10,200,000